TARGET SEPA	12 Months Ended
Dec. 31, 2025
Target Sepa
TARGET SEPA

NOTE 10 – TARGET SEPA:

On December 1, 2025, the Company entered into a Standby Equity Purchase Agreement as amended on December 9, 2025 (the “SEPA”) with the Selling Stockholders Target Capital 1 LLC (the “SEPA Investor”), in which the SEPA Investor has committed to purchase from the Company up to $100 million of the Company’s Ordinary Shares in an equity line of credit (the “Equity Line”), subject to the terms and conditions specified in the SEPA;

As consideration for the SEPA Investor commitment to purchase Ordinary Shares upon the terms and subject to the conditions set forth in the SEPA, the Company agreed to pay to the SEPA Investor a facility fee (the “Facility Fee”) equal to two percent of the commitment amount of $100 million. To satisfy the Facility Fee, the Company shall issue or cause to be issued or transferred to the SEPA Investor that number of additional Ordinary Shares (or pre-funded warrants representing such shares) equal to $2 million divided by the lesser of the most recent closing price of the Ordinary Shares on (i) the effective date of the SEPA, and (ii) the lowest 1-Trading Day VWAP of the Ordinary Shares of the five Trading Days immediately preceding the date the SEPA Form F-1 is declared effective. On December 30, 2025, The Company issued to the SEPA Investor 10,505 ordinary shares at a cost value of $2,639 equals to the spot price of the number of shares issued as determined on their issuance date.

Subject to the terms and conditions of the SEPA, the Company has the right from time to time at its discretion until the first day of the month following the 36-month period after the date of the SEPA (or earlier in the event the SEPA Investor shall have made payment of $100 million in Advances), to direct the SEPA Investor to purchase a specified amount of ordinary shares (each such sale, an “Advance”) by delivering written notice to the SEPA Investor (each, an “Advance Notice”). While there is no mandatory minimum amount for any Advance, it may not exceed the lesser of (i) an amount equal to one hundred percent (100%) of the average of the Daily Traded Amount (as defined in the SEPA) during the five consecutive Trading Days immediately preceding an Advance Notice, (ii) 30% of the Daily Traded Amount (as defined in the SEPA) and (iii) $1 million, and may not exceed 4.99% of the issued and outstanding Ordinary Shares. The Ordinary Shares purchased pursuant to an Advance will be purchased at a price equal to 94% of the lowest VWAP of the Ordinary Shares during the three Trading Days following the applicable notice date. The Company may also deliver intraday purchase notices to the Investor, and the Ordinary Shares purchased pursuant to an intraday Advance will be purchased at a price equal to 98% of the lowest traded price of the Ordinary Shares during the intraday pricing period, as determined pursuant to the terms of the SEPA.

The Company has the right to control the timing and amount of any sales of ordinary shares to the SEPA Investor under the Equity Line. Actual sales of the Ordinary Shares under the Equity Line will depend on a variety of factors to be determined by the Company from time to time, which may include, among other things, market conditions, the trading price of the Ordinary Shares and determinations by the Company as to the appropriate sources of funding for its business and operations.

Pursuant to the SEPA, the SEPA Investor may offer, sell or otherwise distribute all or a portion of the ordinary shares purchased under the SEPA, either publicly or through private transactions, at prevailing market prices or at negotiated prices. The Company will not receive any proceeds from the sale of ordinary shares by the SEPA Investor pursuant to the SEPA. However, the Company may receive up to $100 million in aggregate gross proceeds from sales of ordinary shares to the SEPA Investor that the Company may, in its sole discretion, elect to make from time to time pursuant to the SEPA and in accordance with the terms and conditions thereof.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 10 – TARGET SEPA (CONT.):

The Company intends to use the net proceeds from the sale of the SEPA for working capital and general corporate purposes, to pay down certain outstanding indebtedness and other liabilities of the Company. Initially, the Company intended to acquire bitcoin or another cryptocurrency subject to the mutual consent of the parties, which should serve as a reserve asset for the Company, and for so long as the SEPA remain outstanding, shall be used to secure amounts outstanding under the SEPA. After payment of expenses and certain liabilities, generally, 50% of net proceeds to the Company under the SEPA and the Equity Line will be used to purchase the crypto assets. However, on December 9, 2025, the agreement was amended and the Company’s obligation to acquire bitcoin or another cryptocurrency with a portion of the proceeds under the SEPA terms was amended. If at the time the Company delivers any purchase notice the price of the ordinary shares on the trading market is at or above $10.0, the Company is not required to use the proceeds of such purchase notice to acquire bitcoin or another cryptocurrency.

As of December 31, 2025, no withdrawal was carried out from Target SEPA.